PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Money Market Trust, which covers the six-month period ended January 31, 1996. The Report begins with an Investment Review on the short-term market from the trust's portfolio manager. Following the Investment Review, you will find the trust's portfolio of investments and its financial statements.

In Money Market Trust, your ready cash is at work pursuing competitive daily income along with the additional advantages of daily liquidity and stability of principal.* At the end of the reporting period, approximately half of the trust's portfolio was invested in high-quality commercial paper. The remainder was invested in variable rate obligations and repurchase agreements.

Dividends paid to shareholders during the reporting period totaled $0.03 per share. At the end of the reporting period, the trust's net assets stood at $474.7 million.

Thank you for your confidence in the daily earning power of Money Market Trust. We welcome your comments and suggestions.

Sincerely,

/s/ Glen R. Johnson
Glen R. Johnson
President
March 15, 1996

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the trust is neither insured nor guaranteed by the U.S. government.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

Money Market Trust invests in money market instruments maturing in twelve months or less. The average maturity of these securities, computed on a dollar weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations, or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to: commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

Interest rates held steady for the third quarter of 1995 before continuing to decline modestly in the last several months of the year. The Federal Reserve Board (the "Fed") took action again on December 19, 1995, and lowered the Federal Funds target rate from 5.75% to 5.50%, precisely the level at which 1995 began. Finally, after market anticipation throughout January 1996, the Fed again lowered the Federal Funds target rate by 25 basis points from 5.50% to 5.25% on January 31, 1996.

The money market yield curve kept a consistent shape throughout the reporting period. One-month commercial paper rates declined 39 basis points while six month rates dropped 36 basis points, continuing a modestly inverted money market yield curve.

The target average maturity range for the trust began the period at 35-45 days but was subsequently lengthened to a 40-50 day range, reflecting the changing economic and monetary sentiment. In structuring the trust, there is continued emphasis placed on positioning 30%-35% of the trust's core assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six-months ended January 31, 1996, the net assets of the trust decreased from $507.3 to $474.7 million, while the 7-day net yield decreased from 5.56% to 5.20%.* The effective average maturity of the trust on January 31, 1996, was 43 days.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary.


MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

         PRINCIPAL
          AMOUNT                                                                                VALUE
        ----------- ------ ---------------------------------------------------------------   ------------
        BANK NOTES--4.8%
        ----------------------------------------------------------------------------------
                           BANKING--4.8%
                           ---------------------------------------------------------------
        $10,000,000        Bank of New York, New York, 5.570%, 5/30/1996                     $  9,998,393
                           ---------------------------------------------------------------
          2,000,000        Comerica Bank, Detroit, MI, 5.700%, 9/3/1996                         1,999,847
                           ---------------------------------------------------------------
         11,000,000        Mellon Bank NA, Pittsburgh, 5.750%-5.810%, 2/28/1996-10/16/1996     10,999,502
                           ---------------------------------------------------------------   ------------
                           TOTAL BANK NOTES                                                    22,997,742
                           ---------------------------------------------------------------   ------------
        (a)COMMERCIAL PAPER--54.8%
        ----------------------------------------------------------------------------------
                           FINANCE--COMMERCIAL--33.1%
                           ---------------------------------------------------------------
         23,415,000        Asset Securitization Cooperative Corp., 5.357%-5.757%,
                           2/2/1996-4/30/1996                                                  23,236,055
                           ---------------------------------------------------------------
         25,000,000        CIESCO, Inc., 5.409%-5.820%, 2/8/1996-4/11/1996                     24,888,672
                           ---------------------------------------------------------------
         22,000,000        CIT Group Holdings, Inc., 5.453%-5.780%, 2/2/1996-4/8/1996          21,886,263
                           ---------------------------------------------------------------
          8,000,000        Corporate Asset Funding Co., Inc. (CAFCO), 5.397%-5.791%,
                           2/15/1996-5/10/1996                                                  7,907,755
                           ---------------------------------------------------------------
         22,000,000        Falcon Asset Securitization Corp., 5.329%-5.741%,
                   2/8/1996-4/11/1996                                                  21,820,284
                   ---------------------------------------------------------------
 26,000,000        General Electric Capital Corp., 5.327%-5.854%,
                   2/5/1996-7/9/1996                                                   25,783,111
                   ---------------------------------------------------------------
 15,000,000        PREFCO-Preferred Receivables Funding Co., 5.235%, 7/25/1996         14,628,125
                   ---------------------------------------------------------------
 17,060,000        Sheffield Receivables Corp., 5.731%-5.744%, 2/16/1996-2/29/1996     17,005,392
                   ---------------------------------------------------------------   ------------
                   Total                                                              157,155,657
                   ---------------------------------------------------------------   ------------
                   FINANCE--RETAIL--9.8%
                   ---------------------------------------------------------------
  8,000,000        Associates Corp. of North America, 5.321%-5.738%,
                   2/23/1996-9/24/1996                                                  7,882,012
                   ---------------------------------------------------------------
 13,000,000        Ford Credit Receivables Funding, Inc., 5.494%-5.728%,
                   2/23/1996-4/1/1996                                                  12,910,469
                   ---------------------------------------------------------------
 21,000,000        New Center Asset Trust, A1+/P1 Series, 5.351%-5.752%,
                   2/28/1996-4/22/1996                                                 20,818,623
                   ---------------------------------------------------------------
  5,000,000        Norwest Financial, Inc., 5.314%, 9/17/1996                           4,837,156
                   ---------------------------------------------------------------   ------------
                   Total                                                               46,448,260
                   ---------------------------------------------------------------   ------------



                                                            MONEY MARKET TRUST
                                                            ------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
----------- ------ ---------------------------------------------------------------   ------------
(a)COMMERCIAL PAPER--CONTINUED
----------------------------------------------------------------------------------
                   OIL & OIL FINANCE--9.2%
                   ---------------------------------------------------------------
$24,000,000        Chevron Transport Corp., (Guaranteed by Chevron Corp.),
                   5.338%-5.802%, 2/5/1996-7/1/1996                                  $ 23,762,173
                   ---------------------------------------------------------------
 20,000,000        Koch Industries, Inc., 5.951%, 2/1/1996                             20,000,000
                   ---------------------------------------------------------------   ------------
                   Total                                                               43,762,173
                   ---------------------------------------------------------------   ------------
                   PHARMACEUTICALS AND HEALTH CARE--1.1%
                   ---------------------------------------------------------------
  5,000,000        Lilly (Eli) & Co., 5.734%, 4/29/1996                                 4,931,922
                   ---------------------------------------------------------------   ------------
                   TELECOMMUNICATIONS--1.6%
                   ---------------------------------------------------------------
  8,000,000        Ameritech Corp., 5.291%, 7/8/1996                                    7,819,178
                   ---------------------------------------------------------------   ------------
                   TOTAL COMMERCIAL PAPER                                             260,117,190
                   ---------------------------------------------------------------   ------------
CORPORATE NOTES--1.3%
----------------------------------------------------------------------------------
                   FOOD & BEVERAGE--1.3%
                   ---------------------------------------------------------------
  6,000,000        PepsiCo, Inc., 5.750%-5.830%, 8/27/1996-9/6/1996                     6,000,454
                   ---------------------------------------------------------------   ------------
                           TOTAL CORPORATE NOTES                                                6,000,454
                           ---------------------------------------------------------------   ------------
        (b)VARIABLE RATE OBLIGATIONS--28.2%
        ----------------------------------------------------------------------------------
                           BANKING-13.5%
                           ---------------------------------------------------------------
         21,615,000        Kenny, Donald R. and Cheryl A., (Huntington National Bank,
                           Columbus, OH LOC), 5.540%, 2/1/1996                                 21,615,000
                           ---------------------------------------------------------------
          4,900,000        Melberger, Clifford K. and Ruth B. (PNC Bank,
                           Northeast, PA LOC), 5.535%, 2/5/1996                                 4,900,000
                           ---------------------------------------------------------------
          5,000,000    (c) SMM Trust, Series 1995-B, 5.688%, 2/29/1996                          5,000,000
                           ---------------------------------------------------------------
          8,000,000    (c) SMM Trust, Series 1995-I, 5.520%, 2/27/1996                          7,999,249
                           ---------------------------------------------------------------
          5,000,000    (c) SMM Trust, Series 1995-L, 5.645%, 2/13/1996                          4,999,449
                           ---------------------------------------------------------------
          6,850,000        Scranton Times, L.P., (PNC Bank, Northeast, PA LOC),
                           5.535%, 2/5/1996                                                     6,850,000
                           ---------------------------------------------------------------



MONEY MARKET TRUST
--------------------------------------------------------------------------------

         PRINCIPAL
          AMOUNT                                                                                VALUE
        ----------- ------ ---------------------------------------------------------------   ------------
        (b)VARIABLE RATE OBLIGATIONS--CONTINUED
        ----------------------------------------------------------------------------------
                           BANKING--CONTINUED
                           ---------------------------------------------------------------
        $ 6,800,000        Shamrock Communications, (PNC Bank, Northeast, PA LOC), 5.535%,
                           2/5/1996                                                          $  6,800,000
                           ---------------------------------------------------------------
          5,990,000        Westminster Village Terre Haute, Inc. (Huntington National
                           Bank, Columbus, OH LOC), 5.540%, 2/1/1996                            5,990,000
                           ---------------------------------------------------------------   ------------
                           Total                                                               64,153,698
                           ---------------------------------------------------------------   ------------
                           ELECTRICAL EQUIPMENT--4.9%
                           ---------------------------------------------------------------
          4,733,263        Marta Leasing Ltd. (Guaranteed by General Electric Co.),
                           5.535%, 2/5/1996                                                     4,733,263
                           ---------------------------------------------------------------
         18,209,791        Northwest Airlines, Inc. (Guaranteed by General Electric Co.),
                           5.561%, 2/5/1996                                                    18,209,791
                           ---------------------------------------------------------------   ------------
                           Total                                                               22,943,054
                           ---------------------------------------------------------------   ------------
                           FINANCE--COMMERCIAL--1.4%
                           ---------------------------------------------------------------
          6,600,000        Money Market Auto Loan Trust, (Guaranteed by Cap MAC), 5.825%,
                           2/15/1996                                                            6,600,000
                           ---------------------------------------------------------------   ------------
                   FINANCE--RETAIL--4.2%
                   ---------------------------------------------------------------
 20,000,000        Carco Auto Loan Master Trust, Series 1993-2 Class A1, 5.685%,
                   2/15/1996                                                           20,000,000
                   ---------------------------------------------------------------   ------------
                   INSURANCE--4.2%
                   ---------------------------------------------------------------
 20,000,000    (c) Peoples Security Life Insurance, 6.030%, 2/1/1996                   20,000,000
                   ---------------------------------------------------------------   ------------
                   TOTAL VARIABLE RATE OBLIGATIONS                                    133,696,752
                   ---------------------------------------------------------------   ------------



                        MONEY MARKET TRUST
------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
----------- ------ ---------------------------------------------------------------   ------------
(d)REPURCHASE AGREEMENTS--11.2%
----------------------------------------------------------------------------------
$16,300,000        First Union Capital Markets Corp., 5.900%, dated 1/31/1996,
                   due 2/1/1996                                                      $ 16,300,000
                   ---------------------------------------------------------------
 22,000,000        PaineWebber, Inc., 5.930%, dated 1/31/1996, due 2/1/1996            22,000,000
                   ---------------------------------------------------------------
 15,000,000        Swiss Bank Corp., 5.900%, dated 1/31/1996, due 2/1/1996             15,000,000
                   ---------------------------------------------------------------   ------------
                   TOTAL REPURCHASE AGREEMENTS                                         53,300,000
                   ---------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS, AT AMORTIZED COST(e)                           $476,112,138
                   ---------------------------------------------------------------   ------------


(a) Each issue shows the rate of discount at the time of purchase for discount issues or the coupon for interest bearing issues.

(b) Current rate and next reset date shown.

(c) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At the end of the period, these securities amounted to $37,998,698 which represents 8.0% of net assets.

(d) The repurchase agreements are fully collateralized by U.S. government and agency obligations based on market prices at the date of the portfolio. investments in repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($474,684,841) at January 31, 1996.

           The following acronym is used throughout this portfolio:

                        LOC--Letter of Credit

      (See Notes which are an integral part of the Financial Statements)


                             MONEY MARKET TRUST
                   STATEMENT OF ASSETS AND LIABILITIES
                      JANUARY 31, 1996 (UNAUDITED)

ASSETS:
--------------------------------------------------------------------------------
Investments in repurchase agreements                                $ 53,300,000
-----------------------------------------------------------------
Investments in securities                                            422,812,138
-----------------------------------------------------------------   ------------
Total investments in securities, at amortized cost and value                        $476,112,138
--------------------------------------------------------------------------------
Income receivable                                                                      1,109,347
--------------------------------------------------------------------------------
Receivable for shares sold                                                                   758
--------------------------------------------------------------------------------    ------------
     Total Assets                                                                    477,222,243
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Income distribution payable                                            2,208,089
-----------------------------------------------------------------
Payable to Bank                                                          250,824
-----------------------------------------------------------------
Accrued expenses                                                          78,489
-----------------------------------------------------------------   ------------
     Total Liabilities                                                                 2,537,402
--------------------------------------------------------------------------------    ------------
NET ASSETS for 474,684,841 shares outstanding                                       $474,684,841
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
($474,684,841 / 474,684,841 shares outstanding                                             $1.00
--------------------------------------------------------------------------------    ------------


    (See Notes which are an integral part of the Financial Statements)


                         MONEY MARKET TRUST
                       STATEMENT OF OPERATIONS
            SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest                                                                               $14,513,403
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                  $  986,302
---------------------------------------------------------------------
Administrative personnel and services fee                                   186,580
---------------------------------------------------------------------
Custodian fees                                                               46,849
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                     17,068
---------------------------------------------------------------------
Director's/Trustees' fees                                                     6,624
---------------------------------------------------------------------
Auditing fees                                                                 7,176
---------------------------------------------------------------------
Legal fees                                                                    4,600
---------------------------------------------------------------------
Portfolio accounting fees                                                    46,850
---------------------------------------------------------------------
Shareholder services fee                                                    616,439
---------------------------------------------------------------------
Share registration costs                                                     10,304
---------------------------------------------------------------------
Printing and postage                                                          5,520
---------------------------------------------------------------------
Insurance premiums                                                           12,560
---------------------------------------------------------------------
Taxes                                                                           920
        ---------------------------------------------------------------------
        Miscellaneous                                                                 2,576
        ---------------------------------------------------------------------    ----------
             Total expenses                                                       1,950,368
        ---------------------------------------------------------------------
        Waivers--
        ---------------------------------------------------------------------
          Waiver of investment advisory fee                         $(336,587)
        ---------------------------------------------------------
          Waiver of shareholder services fee                         (493,151)
        ---------------------------------------------------------   ---------
             Total waivers                                                         (829,738)
        ---------------------------------------------------------------------    ----------
                  Net expenses                                                                   1,120,630
        -----------------------------------------------------------------------------------    -----------
                       Net investment income                                                   $13,392,773
        -----------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


MONEY MARKET TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   SIX MONTHS ENDED
                                                                      (UNAUDITED)         YEAR ENDED
                                                                   JANUARY 31, 1996      JULY 31, 1995
                                                                   -----------------    ---------------
        INCREASE (DECREASE) IN NET ASSETS:
        --------------------------------------------------------
        OPERATIONS--
        --------------------------------------------------------
        Net investment income                                       $    13,392,773     $    29,417,799
        --------------------------------------------------------   -----------------    ---------------
        DISTRIBUTIONS TO SHAREHOLDERS--
        --------------------------------------------------------
        Distributions from net investment income                        (13,392,773)        (29,417,799)
        --------------------------------------------------------   -----------------    ---------------
        SHARE TRANSACTIONS--
        --------------------------------------------------------
        Proceeds from sale of shares                                  1,209,255,536       2,689,667,535
        --------------------------------------------------------
        Net asset value of shares issued to shareholders in
          payment
        of distributions declared                                         1,989,512           4,510,492
        --------------------------------------------------------
        Cost of shares redeemed                                      (1,243,831,902)     (2,726,889,637)
        --------------------------------------------------------   -----------------    ---------------
             Change in net assets resulting from share
               transactions                                             (32,586,854)        (32,711,610)
        --------------------------------------------------------   -----------------    ---------------
                  Change in net assets                                  (32,586,854)        (32,711,610)
        --------------------------------------------------------
        NET ASSETS:
--------------------------------------------------------
Beginning of period                                             507,271,695         539,983,305
--------------------------------------------------------   -----------------    ---------------
End of period                                               $   474,684,841     $   507,271,695
--------------------------------------------------------   -----------------    ---------------

      (See Notes which are an integral part of the Financial Statements)


                         MONEY MARKET TRUST
                        FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

               SIX MONTHS
                 ENDED
               (UNAUDITED)
                JANUARY                                               YEAR ENDED JULY 31,
                  31,          -------------------------------------------------------------------------------------------
                  1996         1995       1994       1993       1992        1991        1990        1989        1988   1987
               ----------      -----      -----      -----      -----       -----       -----       -----       -----  ----
NET ASSET
  VALUE,
BEGINNING OF
PERIOD           $ 1.00        $1.00      $1.00      $1.00      $1.00       $1.00       $1.00       $1.00       $1.00 $1.00
-------------
INCOME FROM
 INVESTMENT
 OPERATIONS
-------------
 Net
 investment
 income            0.03         0.05       0.03       0.03       0.04        0.07        0.08        0.09        0.07  0.06
-------------
LESS
DISTRIBUTIONS
-------------
Distributions
 from net
 investment
 income           (0.03)       (0.05)     (0.03)     (0.03)     (0.04)      (0.07)      (0.08)      (0.09)     (0.07)(0.06)
-------------     -----          ---        ---        ---        ---         ---         ---         ---       ---    ---
NET ASSET
 VALUE, END
         OF PERIOD       $ 1.00        $1.00      $1.00      $1.00      $1.00       $1.00       $1.00       $1.00     $1.00  $1.00
        -------------     -----          ---        ---        ---        ---         ---         ---         ---      ---     ---
        TOTAL RETURN
         (a)               2.75%        5.42%      3.18%      3.00%      4.49%       7.05%       8.43%       8.93%     6.94%  5.98%
        -------------
        RATIOS TO
         AVERAGE NET
         ASSETS
        -------------
         Expenses          0.45%*       0.46%      0.46%      0.46%      0.46%       0.46%       0.46%       0.45%     0.45% 0.45%
        -------------
         Net
         investment
         income            5.43%*       5.32%      3.11%      2.98%      4.40%       6.88%       8.14%       8.58%     6.72% 5.80%
        -------------
        SUPPLEMENTAL
         DATA
        -------------
         Net assets,
         end of
         period
         (000
         omitted)      $474,685 $507,272 $539,983 $712,577   $943,893    $956,538    $1,189,023  $1,649,683  $1,685,914  $1,747,618
        -------------


* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)


MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Money Market Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement.

     Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended
     (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


MONEY MARKET TRUST
--------------------------------------------------------------------------------

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

    Additional information on each restricted security held at January 31, 1996 is as follows:

                                                                           ACQUISITION     ACQUISITION
                                      SECURITY                                DATE            COST
            ------------------------------------------------------------   -----------     -----------
            SMM Trust Series 1995-B                                           8/4/95       $5,000,000
            SMM Trust Series 1995-I                                          5/26/95        7,999,249
            SMM Trust Series 1995-L                                           8/4/95        4,999,449
            Peoples Security Life Insurance                                   7/6/95       20,000,000

             OTHER--Investment transactions are accounted for on the trade date.



(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 1996, capital paid-in aggregated $474,684,841.

Transactions in shares were as follows:

                                                                   SIX MONTHS ENDED       YEAR ENDED
                                                                   JANUARY 31, 1996     JULY 31, 1995
        --------------------------------------------------------   -----------------    --------------
        Shares sold                                                   1,209,255,536     2,689,667,535
        --------------------------------------------------------
        Shares issued to shareholders in payment of
        distributions declared                                            1,989,512         4,510,492
        --------------------------------------------------------
        Shares redeemed                                              (1,243,831,902)    (2,726,889,637)
        --------------------------------------------------------   ----------------     -------------
          Net change resulting from share transactions                  (32,586,854)      (32,711,610)
        --------------------------------------------------------   ----------------     -------------



MONEY MARKET TRUST
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Research, the Trust's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Trust.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its registered transfer and dividend disbursing agent, Federated Shareholder Services Company, maintains all necessary shareholder records and receives a based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Trust's accounting record for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES                                 OFFICERS
-----------------------------------------------------------------------------
John F. Donahue                          John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                      Glen R. Johnson
William J. Copeland                      President
James E. Dowd                            J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.                  Edward C. Gonzales
Peter E. Madden                          Executive Vice President
Gregor F. Meyer                          John W. McGonigle
John E. Murray, Jr.                      Executive Vice President and
Wesley W. Posvar                         Secretary
Marjorie P. Smuts                        Richard B. Fisher
                                         Vice President
                                         David M. Taylor
                                         Treasurer
                                         J. Crilley Kelly
                                         Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



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